UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 6/30/2012

Check here if Amendment []; Amendment Number:
                                               ---------

This Amendment (Check only one.):              [ ] is a restatement.
                                               [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stieven Capital Advisors, L.P.
           -----------------------------------
Address:   12412 Powerscourt Drive, Suite 250
           -----------------------------------
           St. Louis, MO  63131
           -----------------------------------

Form 13F File Number: 028-12969


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Daniel M. Ellefson
        ---------------------------
Title:  Officer - Managing Director
        ---------------------------
Phone:  314-779-2450
        ---------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Daniel M. Ellefson             St. Louis, MO               August 14, 2012
---------------------------------  ---------------------       ----------------
[Signature]                        [City, State]                   [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              50

Form 13F Information Table Value Total:  $      129,548
                                         --------------
                                         (In Thousands)


List of Other Included Managers:  NONE


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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
AG MTG INVT TR INC           COM            001228105    1,282    59,644 SH       SOLE                   59,644      0    0
AMERICAN CAP MTG INVT CORP   COM            02504A104    1,192    50,000 SH       SOLE                   50,000      0    0
ANCHOR BANCORP WA            COM            032838104    2,478   239,631 SH       SOLE                  239,631      0    0
BANCORPSOUTH INC             COM            059692103      560    38,600 SH       SOLE                   38,600      0    0
BANK COMM HLDGS              COM            06424J103    1,672   409,889 SH       SOLE                  409,889      0    0
BANK OF MARIN BANCORP        COM            063425102    3,168    85,609 SH       SOLE                   85,609      0    0
BANNER CORP                  COM NEW        06652V208    3,202   146,142 SH       SOLE                  146,142      0    0
BBCN BANCORP INC             COM            073295107    1,776   163,104 SH       SOLE                  163,104      0    0
BSB BANCORP INC MD           COM            05573H108    2,890   226,699 SH       SOLE                  226,699      0    0
CAPITAL ONE FINL CORP        COM            14040H105    1,640    30,000 SH       SOLE                   30,000      0    0
CAROLINA BK HLDGS INC GREENS COM            143785103      817   140,410 SH       SOLE                  140,410      0    0
CHARTER FINL CORP WEST PT GA COM            16122M100    1,414   145,749 SH       SOLE                  145,749      0    0
CHEVIOT FINL CORP NEW        COM            16677X105      855   100,200 SH       SOLE                  100,200      0    0
CITIZENS REPUBLIC BANCORP IN COM NEW        174420307    6,535   381,488 SH       SOLE                  381,488      0    0
COMERICA INC                 COM            200340107    1,228    40,000 SH       SOLE                   40,000      0    0
COMMERCE BANCSHARES INC      COM            200525103      465    12,259 SH       SOLE                   12,259      0    0
COMMUNITY WEST BANCSHARES    COM            204157101    1,026   410,469 SH       SOLE                  410,469      0    0
ENTERPRISE FINL SVCS CORP    COM            293712105    1,128   102,900 SH       SOLE                  102,900      0    0
EVANS BANCORP INC            COM NEW        29911Q208    1,235    74,900 SH       SOLE                   74,900      0    0
FIDELITY SOUTHERN CORP NEW   COM            316394105    2,691   311,418 SH       SOLE                  311,418      0    0
FIFTH THIRD BANCORP          COM            316773100    8,639   644,700 SH       SOLE                  644,700      0    0
FIRST FINL BANCORP OH        COM            320209109    3,578   223,886 SH       SOLE                  223,886      0    0
FIRST MERCHANTS CORP         COM            320817109    1,574   126,349 SH       SOLE                  126,349      0    0
FIRST MIDWEST BANCORP DEL    COM            320867104    3,293   299,900 SH       SOLE                  299,900      0    0
HANMI FINL CORP              COM NEW        410495204    6,411   611,783 SH       SOLE                  611,783      0    0
HERITAGE FINL CORP WASH      COM            42722X106    2,298   156,874 SH       SOLE                  156,874      0    0
INDIANA COMMUNITY BANCORP    COM            454674102    6,153   279,027 SH       SOLE                  279,027      0    0
JPMORGAN CHASE & CO          COM            46625H100    3,016    84,400 SH       SOLE                   84,400      0    0
MEDALLION FINL CORP          COM            583928106    1,063   100,100 SH       SOLE                  100,100      0    0
MERIDIAN INTERSTAT BANCORP   COM            58964Q104    3,426   246,100 SH       SOLE                  246,100      0    0
NORTH VALLEY BANCORP         COM NEW        66304M204    3,451   261,658 SH       SOLE                  261,658      0    0
NORTHEAST BANCORP            COM NEW        663904209      568    67,000 SH       SOLE                   67,000      0    0
ORIENTAL FINL GROUP INC      COM            68618W100    3,441   310,600 SH       SOLE                  310,600      0    0
PNC FINL SVCS GROUP INC      COM            693475105    2,732    44,700 SH       SOLE                   44,700      0    0
PORTER BANCORP INC           COM            736233107      733   485,200 SH       SOLE                  485,200      0    0
PREFERRED BK LOS ANGELES CA  COM NEW        740367404    4,413   330,315 SH       SOLE                  330,315      0    0
REGIONS FINANCIAL CORP NEW   COM            7591EP100    3,206   475,000 SH       SOLE                  475,000      0    0
RENASANT CORP                COM            75970E107      734    46,700 SH       SOLE                   46,700      0    0
RIVERVIEW BANCORP INC        COM            769397100      718   574,700 SH       SOLE                  574,700      0    0
SIMMONS 1ST NATL CORP        CL A$1PAR      828730200      226     9,700 SH       SOLE                    9,700      0    0
SOUTHERN CMNTY FINL CORP     COM            842632101    1,123   355,532 SH       SOLE                  355,532      0    0
SOUTHERN MO BANCORP INC      COM            843380106    1,376    64,000 SH       SOLE                   64,000      0    0
SOUTHWEST BANCORP INC OKLA   COM            844767103    2,047   217,552 SH       SOLE                  217,552      0    0
STERLING BANCORP             COM            859158107    2,931   293,700 SH       SOLE                  293,700      0    0
SYNOVUS FINL CORP            COM            87161C105    2,957 1,493,618 SH       SOLE                1,493,618      0    0
TFS FINL CORP                COM            87240R107    6,903   722,825 SH       SOLE                  722,825      0    0
TOWER FINANCIAL CORP         COM            891769101    2,054   201,417 SH       SOLE                  201,417      0    0
WELLS FARGO & CO NEW         COM            949746101    8,648   258,600 SH       SOLE                  258,600      0    0
WILSHIRE BANCORP INC         COM            97186T108    2,323   424,700 SH       SOLE                  424,700      0    0
WINTRUST FINANCIAL CORP      COM            97650W108    2,259    63,622 SH       SOLE                   63,622      0    0
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